Principal accountants' fees and services - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ernst & Young
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	€ 13.9	€ 14.0
Services other than statutory audit	3.1	1.6
Audit-related services	2.5	0.9
Tax	0.0	0.0
Other	0.6	0.7
Total	€ 17.0	€ 15.6
Statutory audit of separate and consolidated financial statements	82.00%	90.00%
Services other than statutory audit	18.00%	10.00%
Auditor's remuneration, total percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 7.4	€ 7.2
Audit-related services charged to the parent company and its French subsidiaries	2.4	0.8
PricewaterhouseCoopers
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	15.1	14.6
Services other than statutory audit	0.3	0.2
Audit-related services	0.2	0.2
Tax	0.0	0.0
Other	0.1	0.0
Total	€ 15.4	€ 14.8
Statutory audit of separate and consolidated financial statements	98.00%	99.00%
Services other than statutory audit	2.00%	1.00%
Auditor's remuneration, total percentage	100.00%	100.00%
Audit of the financial statements of the parent company and its French subsidiaries	€ 8.2	€ 7.3
Audit-related services charged to the parent company and its French subsidiaries	€ 0.2	€ 0.1